STEVENS & LEE

LAWYERS & CONSULTANTS

620 Freedom Business Center Drive

Suite 200

King of Prussia, PA 19406

(610) 205-6000 Fax (610) 337-4374

www.stevenslee.com

Direct Dial:	(610) 205-6076
Email:	ssg@stevenslee.com
Direct Fax:	(610) 371-1228

February 1, 2017

VIA EDGAR

Ms. Suzanne Hayes

Assistant Director

Office of Healthcare and Insurance

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4546

Washington, D.C. 20549

Re:	ICC Holdings, Inc.

Amendment No. 2 to Registration Statement on Form S-1

Filed December 23, 2016

File No. 333-214081

Dear Ms. Hayes:

We enclose herewith, on behalf of ICC Holdings, Inc. (the “Company”), clean and marked copies of Amendment No. 3 to the Registration Statement on Form S-1 (“Amendment No. 3”), together with responses to the comments raised by the Staff of the Securities and Exchange Commission (the “Staff”) in its comment letter dated January 6, 2017. Amendment No. 3 incorporates responses to the Staff’s comments. Below we have noted the Staff’s comments in italics face type and the responses of the Company in regular type.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Nine Months Ended September 30, 2016 Compared to September 30, 2015

Expense Ratio, page 63

1.	Please revise to explain the reason(s) underlying the 80 basis point increase in your expense ratio during this period, particularly in light of the 138 basis point decrease in your expense ratio during the 2015 compared to 2014 on page 65.

Response: We have supplemented the disclosure on page 63 of Amendment No. 3 to discuss the reasons for this change.

Philadelphia  ●  Reading  ●  Valley Forge  ●  Allentown  ●  Harrisburg  ●  Lancaster  ●  Scranton

Wilkes-Barre  ●  Princeton  ●  New York  ●  Wilmington

A PROFESSIONAL CORPORATION

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

February 1, 2017

Unaudited Financial Statements

4. Debt, page F-42

2.	We note your $798,770 of sale leaseback transactions and $500,000 of debt obligations entered into in 2016. Please tell us the following:

•	When these transactions were entered into and if they are with the same party;

Response: The Company entered into the sale leaseback in the first quarter of 2016 for a total of $798,770. The debt transaction was consummated in the third quarter of 2016 for $500,000. Both transactions were financed by the same financial institution and bear interest at 4.7%.

•	How you are accounting for the interest expense on the debt obligation and its accrual and payment amounts and timing;

Response: The debt obligation requires a monthly payment of principal and interest. The monthly payment is paid via an ACH debit by the financial institution. The transaction was consummated on September 30, 2016.

•	Whether the additional bonds pledged for the sale leaseback transactions restrict any of your capital resources or liquidity; and

Response: To secure the lowest rate possible, as discussed on page F-43 of Amendment No. 3, the Company has pledged fixed income securities for the benefit of the financial institution. While pledged, the Company cannot liquidate those securities to cover operating or capital expenses. However, the Company believes its existing investment portfolio in excess of $75 million will be sufficient to satisfy its liquidity needs and not restrict its capital resources.

•	What consideration you gave to disclosing your accounting policy for sale leaseback transactions.

Response: While not addressed specifically under the Summary of Significant Accounting Policies caption in Amendment No. 3, the Company does address the accounting for these within the Leasehold Obligations disclosure contained in Footnote 5, page

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

February 1, 2017

F-20 of Amendment No. 3. Additionally, there is no accounting policy election for sale-leaseback transactions of this type. Accordingly, the Company has not included an accounting policy discussion in the notes to its financial statement. However, the Company does believe that the disclosure contains in Footnote 5 complies with its disclosure obligations under GAAP.

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If you have any questions or require any additional information with respect to the above, please do not hesitate to contact me at (610) 205-6076.

Very truly yours,

STEVENS & LEE

/s/ Sunjeet S. Gill
Sunjeet S. Gill

cc:	Mr. Joseph McCann

Ms. Irene Paik

Ms. Bonnie Baynes

Ms. Sharon Blume

Mr. Arron K. Sutherland